UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     November 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $223,927 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102      479    67730 SH       SOLE                    67730
ACME PACKET INC                COM              004764106     4758   125418 SH       SOLE                   125418
AKAMAI TECHNOLOGIES INC        COM              00971T101     6435   128235 SH       SOLE                   128235
APPLE INC                      COM              037833100    29224   102993 SH       SOLE                   102993
BAIDU INC                      SPON ADR REP A   056752108     4200    40927 SH       SOLE                    40927
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     6215   168291 SH       SOLE                   168291
COMPUWARE CORP                 COM              205638109     2744   322009 SH       SOLE                   322009
DILLARDS INC                   CL A             254067101     2189    92605 SH       SOLE                    92605
FINISH LINE INC                CL A             317923100     6345   456122 SH       SOLE                   456122
GAYLORD ENTMT CO NEW           COM              367905106     2655    87060 SH       SOLE                    87060
GOOGLE INC                     CL A             38259P508    17234    32778 SH       SOLE                    32778
HEWLETT PACKARD CO             COM              428236103     5875   139645 SH       SOLE                   139645
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     2602    52551 SH       SOLE                    52551
IMAX CORP                      COM              45245E109     1289    76478 SH       SOLE                    76478
JOURNAL COMMUNICATIONS INC     CL A             481130102      449    99473 SH       SOLE                    99473
MATTEL INC                     COM              577081102    11172   476215 SH       SOLE                   476215
NETAPP INC                     COM              64110D104    10764   216179 SH       SOLE                   216179
NETFLIX INC                    COM              64110L106    10167    62700 SH       SOLE                    62700
NETSCOUT SYS INC               COM              64115T104     6470   315468 SH       SOLE                   315468
NOVATEL WIRELESS INC           COM NEW          66987M604      615    78034 SH       SOLE                    78034
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     4290   287920 SH       SOLE                   287920
OPNET TECHNOLOGIES INC         COM              683757108     4408   242842 SH       SOLE                   242842
ORACLE CORP                    COM              68389X105    19440   724034 SH       SOLE                   724034
PHILLIPS VAN HEUSEN CORP       COM              718592108     4764    79193 SH       SOLE                    79193
PRICELINE COM INC              COM NEW          741503403     8847    25398 SH       SOLE                    25398
RADIOSHACK CORP                COM              750438103    11106   520658 SH       SOLE                   520658
RADWARE LTD                    ORD              m81873107     6600   192080 SH       SOLE                   192080
RED HAT INC                    COM              756577102    10531   256846 SH       SOLE                   256846
SINA CORP                      ORD              G81477104     4611    91159 SH       SOLE                    91159
SKYWORKS SOLUTIONS INC         COM              83088M102     1409    68176 SH       SOLE                    68176
SONUS NETWORKS INC             COM              835916107      861   244000 SH       SOLE                   244000
SYCAMORE NETWORKS INC          COM NEW          871206405     1286    39669 SH       SOLE                    39669
TECHTARGET INC                 COM              87874R100      641   122007 SH       SOLE                   122007
UNIVERSAL DISPLAY CORP         COM              91347P105     1359    57846 SH       SOLE                    57846
VIASAT INC                     COM              92552V100     3715    90378 SH       SOLE                    90378
VIRGIN MEDIA INC               COM              92769L101     2879   124840 SH       SOLE                   124840
WARNACO GROUP INC              COM NEW          934390402     4660    91139 SH       SOLE                    91139
ZIPREALTY INC                  COM              98974V107      639   220946 SH       SOLE                   220946